Other Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Other Non-current Assets
Schedule of other non-current assets

	As of December 31,
	2020	2021
Prepayments for purchase of property, plant and equipment (i)	126,006	1,051,415
Long-term deposits	149,235	653,030
Deductible VAT input, non-current	—	263,390
Others	45,943	16,998
Less: Allowance for credit losses	—	(3,757)
Total	321,184	1,981,076
(i)	Prepayments for purchase of property, plants and equipment primarily consists of production facilities, leasehold improvements, equipment and mold and tooling related to manufacturing of the extended-range eletric SUV vehicles and BEV models and a portion of Beijing Manufacturing Base construction.